Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRC
- current income tax	$ 11	$ 1,015,951	$ 975,712
- deferred income tax	0	0	0
Total	$ 11	$ 1,015,951	$ 975,712